BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE	12 Months Ended
Dec. 31, 2023
BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE
BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE

2.BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE

The Company’s consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”), as published by the International Accounting Standards Board (“IASB”).

The accounting policies set out in note 3 were consistently applied to all years presented in these consolidated financial statements unless as otherwise stated.

The consolidated financial statements for the year ended December 31, 2023 were approved and authorized for publication by the Board of Directors on March 27, 2024.